Quarterly Holdings Report
for
Fidelity® Series All-Sector Equity Fund
October 31, 2022
ASE-NPRT3-1222
1.884778.118
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	41,350	753,811
Entertainment - 1.7%
Activision Blizzard, Inc.	140,011	10,192,801
Cinemark Holdings, Inc. (a)(b)	179,800	1,907,678
Lions Gate Entertainment Corp. Class B (a)(b)	121,100	919,149
Netflix, Inc. (a)	64,510	18,829,179
Spotify Technology SA (a)	22,570	1,818,691
Take-Two Interactive Software, Inc. (a)	22,500	2,665,800
The Walt Disney Co. (a)	67,487	7,190,065
Warner Bros Discovery, Inc. (a)	27,293	354,809
World Wrestling Entertainment, Inc. Class A (b)	26,900	2,122,141
		46,000,313
Interactive Media & Services - 3.8%
Alphabet, Inc.:
Class A (a)	409,800	38,730,198
Class C (a)	444,820	42,106,661
Angi, Inc. (a)(b)	273,300	587,595
IAC, Inc. (a)	6,380	310,578
Meta Platforms, Inc. Class A (a)	221,640	20,647,982
Snap, Inc. Class A (a)	399,320	3,957,261
Zoominfo Technologies, Inc. (a)	9,230	411,012
		106,751,287
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	158,230	1,045,900
Charter Communications, Inc. Class A (a)	23,800	8,749,356
Comcast Corp. Class A	228,438	7,250,622
DISH Network Corp. Class A (a)	17,200	256,452
Liberty Broadband Corp.:
Class A (a)	64,900	5,537,268
Class C (a)	24,800	2,093,864
		24,933,462
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	69,852	10,586,769
TOTAL COMMUNICATION SERVICES		189,025,642
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 1.7%
Tesla, Inc. (a)	207,600	47,237,304
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	15,404	562,246
Booking Holdings, Inc. (a)	10,290	19,236,949
Caesars Entertainment, Inc. (a)	123,700	5,409,401
Chipotle Mexican Grill, Inc. (a)	4,500	6,742,485
Domino's Pizza, Inc.	11,600	3,853,984
Marriott International, Inc. Class A	60,300	9,654,633
McDonald's Corp.	23,700	6,462,042
Planet Fitness, Inc. (a)	50,700	3,319,836
Starbucks Corp.	111,500	9,654,785
Sweetgreen, Inc. Class A	19,729	366,959
Wingstop, Inc. (b)	20,700	3,278,673
		68,541,993
Household Durables - 0.1%
D.R. Horton, Inc.	36,200	2,783,056
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (a)	792,201	81,153,070
Uber Technologies, Inc. (a)	349,760	9,293,123
		90,446,193
Multiline Retail - 0.7%
Dollar General Corp.	63,575	16,214,804
Ollie's Bargain Outlet Holdings, Inc. (a)	11,800	660,800
Target Corp.	21,800	3,580,650
		20,456,254
Specialty Retail - 1.8%
O'Reilly Automotive, Inc. (a)	6,700	5,609,039
RH (a)	6,900	1,752,117
Signet Jewelers Ltd. (b)	52,100	3,399,004
The Home Depot, Inc.	43,179	12,786,597
TJX Companies, Inc.	282,396	20,360,752
Ulta Beauty, Inc. (a)	8,700	3,648,519
Warby Parker, Inc. (a)	104,100	1,670,805
		49,226,833
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	21,900	1,000,392
Crocs, Inc. (a)	39,400	2,787,550
NIKE, Inc. Class B	89,700	8,313,396
Ralph Lauren Corp. (b)	83,200	7,711,808
Tapestry, Inc.	84,400	2,673,792
		22,486,938
TOTAL CONSUMER DISCRETIONARY		301,178,571
CONSUMER STAPLES - 6.2%
Beverages - 2.4%
Boston Beer Co., Inc. Class A (a)	4,419	1,649,569
Celsius Holdings, Inc. (a)	11,000	1,001,880
Constellation Brands, Inc. Class A (sub. vtg.)	46,666	11,530,235
Duckhorn Portfolio, Inc. (a)	25,044	366,143
Keurig Dr. Pepper, Inc.	91,251	3,544,189
Monster Beverage Corp. (a)	77,856	7,296,664
PepsiCo, Inc.	109,203	19,829,081
The Coca-Cola Co.	374,534	22,415,860
		67,633,621
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	93,558	1,918,875
Costco Wholesale Corp.	35,057	17,581,086
Sysco Corp.	48,932	4,235,554
U.S. Foods Holding Corp. (a)	42,874	1,275,930
Walmart, Inc.	110,570	15,737,428
		40,748,873
Food Products - 1.0%
Bunge Ltd.	21,318	2,104,087
Darling Ingredients, Inc. (a)	25,242	1,980,992
Freshpet, Inc. (a)(b)	37,873	2,232,613
Lamb Weston Holdings, Inc.	26,369	2,273,535
McCormick & Co., Inc. (non-vtg.)	41,931	3,297,454
Mondelez International, Inc.	160,725	9,881,373
Sovos Brands, Inc. (a)	52,890	733,055
The Hershey Co.	21,609	5,159,581
TreeHouse Foods, Inc. (a)	26,751	1,343,970
		29,006,660
Household Products - 1.1%
Procter & Gamble Co.	230,343	31,020,292
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	20,153	4,040,475
Olaplex Holdings, Inc.	40,700	179,080
The Honest Co., Inc. (a)(b)	20,300	67,193
		4,286,748
TOTAL CONSUMER STAPLES		172,696,194
ENERGY - 5.3%
Energy Equipment & Services - 0.9%
Expro Group Holdings NV (a)	179,300	3,394,149
Halliburton Co.	95,900	3,492,678
Schlumberger Ltd.	279,200	14,526,776
Weatherford International PLC (a)	57,900	2,413,272
		23,826,875
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)	109,000	3,995,940
Exxon Mobil Corp.	639,724	70,887,816
Hess Corp.	226,500	31,954,620
Phillips 66 Co.	58,100	6,059,249
Valero Energy Corp.	85,800	10,772,190
		123,669,815
TOTAL ENERGY		147,496,690
FINANCIALS - 11.9%
Banks - 5.5%
Bank of America Corp.	1,432,533	51,628,489
BankUnited, Inc.	16,771	602,917
Citizens Financial Group, Inc.	83,553	3,417,318
Comerica, Inc.	47,631	3,357,986
JPMorgan Chase & Co.	147,828	18,608,589
M&T Bank Corp.	34,959	5,886,047
PNC Financial Services Group, Inc.	44,419	7,188,327
Signature Bank	18,357	2,910,135
U.S. Bancorp	408,106	17,324,100
Wells Fargo & Co.	902,073	41,486,337
		152,410,245
Capital Markets - 1.7%
Bank of New York Mellon Corp.	309,708	13,041,804
BlackRock, Inc. Class A	14,832	9,580,137
Cboe Global Markets, Inc.	21,508	2,677,746
Intercontinental Exchange, Inc.	61,004	5,830,152
State Street Corp.	173,367	12,829,158
StepStone Group, Inc. Class A	39,296	1,160,018
Virtu Financial, Inc. Class A	108,918	2,437,585
		47,556,600
Consumer Finance - 0.7%
American Express Co.	51,205	7,601,382
Capital One Financial Corp.	50,282	5,330,898
NerdWallet, Inc.	397,100	4,661,954
		17,594,234
Insurance - 3.9%
American International Group, Inc.	84,016	4,788,912
Arch Capital Group Ltd. (a)	109,176	6,277,620
Arthur J. Gallagher & Co.	50,819	9,507,219
Chubb Ltd.	17,200	3,696,108
Globe Life, Inc.	56,280	6,501,466
Hartford Financial Services Group, Inc.	192,038	13,905,472
Marsh & McLennan Companies, Inc.	90,057	14,543,305
Reinsurance Group of America, Inc.	27,800	4,091,326
The Travelers Companies, Inc.	247,976	45,741,653
		109,053,081
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	220,362	3,007,941
TOTAL FINANCIALS		329,622,101
HEALTH CARE - 14.5%
Biotechnology - 2.9%
Amgen, Inc.	77,703	21,007,006
Gilead Sciences, Inc.	190,400	14,938,784
Regeneron Pharmaceuticals, Inc. (a)	27,000	20,216,250
Seagen, Inc. (a)	13,900	1,767,524
Vertex Pharmaceuticals, Inc. (a)	75,900	23,680,800
		81,610,364
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	111,600	11,041,704
Boston Scientific Corp. (a)	550,210	23,719,553
Edwards Lifesciences Corp. (a)	24,500	1,774,535
ResMed, Inc.	43,900	9,819,991
		46,355,783
Health Care Providers & Services - 4.8%
agilon health, Inc. (a)	342,000	6,788,700
AmerisourceBergen Corp.	127,200	19,998,384
Humana, Inc.	41,800	23,327,744
Option Care Health, Inc. (a)	312,000	9,441,120
Surgery Partners, Inc. (a)	295,962	8,047,207
UnitedHealth Group, Inc.	116,800	64,841,520
		132,444,675
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	38,400	6,448,896
Life Sciences Tools & Services - 1.3%
IQVIA Holdings, Inc. (a)	23,800	4,990,146
Thermo Fisher Scientific, Inc.	57,700	29,656,069
		34,646,215
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	172,500	13,363,575
Eli Lilly & Co.	127,966	46,335,209
Merck & Co., Inc.	172,800	17,487,360
Royalty Pharma PLC	438,100	18,540,392
Zoetis, Inc. Class A	29,700	4,478,166
		100,204,702
TOTAL HEALTH CARE		401,710,635
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.8%
Howmet Aerospace, Inc.	135,300	4,809,915
Lockheed Martin Corp.	40,800	19,856,544
Northrop Grumman Corp.	15,700	8,619,457
Raytheon Technologies Corp.	53,548	5,077,421
The Boeing Co. (a)	89,675	12,779,584
		51,142,921
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	25,400	4,261,358
Airlines - 0.2%
Delta Air Lines, Inc. (a)	149,200	5,062,356
Building Products - 0.7%
Trane Technologies PLC	113,500	18,118,005
Electrical Equipment - 1.1%
AMETEK, Inc.	138,700	17,983,842
Emerson Electric Co.	137,800	11,933,480
		29,917,322
Industrial Conglomerates - 0.9%
General Electric Co.	198,989	15,483,334
Honeywell International, Inc.	51,800	10,568,236
		26,051,570
Machinery - 2.7%
Caterpillar, Inc.	53,300	11,537,318
Deere & Co.	14,300	5,660,226
Dover Corp.	111,800	14,611,142
Fortive Corp.	286,600	18,313,740
Ingersoll Rand, Inc.	200,200	10,110,100
Parker Hannifin Corp.	50,700	14,734,434
		74,966,960
Road & Rail - 1.2%
CSX Corp.	527,600	15,332,056
Norfolk Southern Corp.	39,518	9,012,870
Old Dominion Freight Lines, Inc.	33,200	9,116,720
		33,461,646
TOTAL INDUSTRIALS		242,982,138
INFORMATION TECHNOLOGY - 25.2%
Electronic Equipment & Components - 1.1%
Corning, Inc.	900	28,953
Flex Ltd. (a)	481,500	9,427,770
Jabil, Inc.	313,217	20,124,192
		29,580,915
IT Services - 5.4%
Accenture PLC Class A	54,900	15,586,110
Amdocs Ltd.	93,200	8,044,092
Block, Inc. Class A (a)	129,900	7,803,093
Cloudflare, Inc. (a)	35,000	1,971,200
EPAM Systems, Inc. (a)	62,600	21,910,000
ExlService Holdings, Inc. (a)	57,900	10,529,115
Fiserv, Inc. (a)	123,800	12,719,212
Gartner, Inc. (a)	7,400	2,234,208
Genpact Ltd.	800	38,800
MasterCard, Inc. Class A	47,500	15,588,550
MongoDB, Inc. Class A (a)	50,500	9,243,015
Paychex, Inc.	43,411	5,135,955
Snowflake, Inc. (a)	16,800	2,693,040
Visa, Inc. Class A	173,100	35,859,396
		149,355,786
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	165,126	9,917,468
Applied Materials, Inc.	32,000	2,825,280
Enphase Energy, Inc. (a)	25,200	7,736,400
First Solar, Inc. (a)	39,600	5,764,572
Marvell Technology, Inc.	415,100	16,471,168
Microchip Technology, Inc.	195,130	12,047,326
NVIDIA Corp.	241,220	32,557,463
NXP Semiconductors NV	59,000	8,618,720
onsemi (a)	359,768	22,100,548
		118,038,945
Software - 8.1%
Black Knight, Inc. (a)	13,900	840,533
Crowdstrike Holdings, Inc. (a)	18,300	2,949,960
Datadog, Inc. Class A (a)	101,300	8,155,663
Intuit, Inc.	73,700	31,506,750
Microsoft Corp.	661,300	153,507,569
Palo Alto Networks, Inc. (a)	72,000	12,354,480
Paycom Software, Inc. (a)	50,300	17,403,800
Workday, Inc. Class A (a)	100	15,582
		226,734,337
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	1,111,636	170,458,267
Dell Technologies, Inc.	94,300	3,621,120
HP, Inc.	1,000	27,620
Pure Storage, Inc. Class A (a)	95,800	2,956,388
		177,063,395
TOTAL INFORMATION TECHNOLOGY		700,773,378
MATERIALS - 2.4%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	21,877	5,478,001
Ashland, Inc.	17,200	1,804,624
CF Industries Holdings, Inc.	41,800	4,441,668
Corteva, Inc.	39,000	2,548,260
DuPont de Nemours, Inc.	43,385	2,481,622
Ecolab, Inc.	22,582	3,546,955
International Flavors & Fragrances, Inc.	12,512	1,221,296
Linde PLC	37,986	11,295,137
LyondellBasell Industries NV Class A	26,900	2,056,505
Olin Corp.	41,400	2,192,130
Sherwin-Williams Co.	23,155	5,210,570
The Chemours Co. LLC	33,700	964,831
Tronox Holdings PLC	107,300	1,287,600
Westlake Corp.	10,100	976,165
		45,505,364
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,939	1,659,405
Vulcan Materials Co.	10,500	1,718,850
		3,378,255
Containers & Packaging - 0.2%
Aptargroup, Inc.	19,300	1,913,595
Crown Holdings, Inc.	4,100	281,219
Greif, Inc. Class A	18,100	1,198,401
Sealed Air Corp.	29,100	1,385,742
		4,778,957
Metals & Mining - 0.5%
Alcoa Corp.	35,500	1,385,565
Freeport-McMoRan, Inc.	302,834	9,596,809
Newmont Corp.	10,600	448,592
Reliance Steel & Aluminum Co.	13,069	2,633,142
		14,064,108
TOTAL MATERIALS		67,726,684
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	47,500	9,841,525
Corporate Office Properties Trust (SBI)	96,600	2,574,390
Crown Castle International Corp.	57,800	7,702,428
CubeSmart	57,300	2,399,151
Douglas Emmett, Inc.	35,000	615,650
Equinix, Inc.	14,000	7,930,160
Equity Lifestyle Properties, Inc.	107,400	6,869,304
Essex Property Trust, Inc.	16,600	3,689,184
Host Hotels & Resorts, Inc.	308,300	5,820,704
Invitation Homes, Inc.	252,400	7,998,556
Life Storage, Inc.	20,300	2,245,383
Mid-America Apartment Communities, Inc.	41,000	6,455,450
Prologis (REIT), Inc.	79,900	8,848,925
Simon Property Group, Inc.	7,100	773,758
Ventas, Inc.	48,500	1,897,805
Welltower Op	73,300	4,474,232
		80,136,605
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	135,600	1,566,180
Jones Lang LaSalle, Inc. (a)	7,700	1,224,993
		2,791,173
TOTAL REAL ESTATE		82,927,778
UTILITIES - 2.8%
Electric Utilities - 2.0%
Constellation Energy Corp.	69,997	6,617,516
Edison International	49,200	2,953,968
Evergy, Inc.	137	8,375
Exelon Corp.	134,793	5,201,662
FirstEnergy Corp.	103,200	3,891,672
NextEra Energy, Inc.	182,914	14,175,835
PG&E Corp. (a)	645,493	9,637,210
PPL Corp.	126,100	3,340,389
Southern Co.	145,100	9,501,148
		55,327,775
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	200,000	5,232,000
Vistra Corp.	108,600	2,494,542
		7,726,542
Multi-Utilities - 0.5%
Dominion Energy, Inc.	76,341	5,341,580
NiSource, Inc.	108,100	2,777,089
Public Service Enterprise Group, Inc.	38,000	2,130,660
Sempra Energy	31,744	4,791,439
		15,040,768
TOTAL UTILITIES		78,095,085
TOTAL COMMON STOCKS (Cost $1,875,587,584)		2,714,234,896

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Astera Labs, Inc.:
Series A(c)(d)	21,543	206,167
Series B(c)(d)	3,668	35,103
Series C(a)(c)(d)	107,300	1,026,861
Series D(c)(d)	73,122	699,778
GaN Systems, Inc.:
Series F1(c)(d)	11,470	52,991
Series F2(c)(d)	6,057	27,983
		2,048,883
Software - 0.0%
Skyryse, Inc. Series B (c)(d)	37,900	760,274

TOTAL INFORMATION TECHNOLOGY		2,809,157

Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Checkr, Inc. Series E (a)(d)	69,906	1,190,499

TOTAL PREFERRED STOCKS (Cost $3,703,027)		3,999,656

U.S. Treasury Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% 12/29/22 (f) (Cost $1,641,334)	1,650,000	1,639,845

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(g) (Cost $268,858)	268,858	146,635

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (h)	59,300,192	59,312,052
Fidelity Securities Lending Cash Central Fund 3.10% (h)(i)	8,134,227	8,135,040
TOTAL MONEY MARKET FUNDS (Cost $67,445,971)		67,447,092

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,948,646,774)	2,787,468,124
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(10,455,769)
NET ASSETS - 100.0%	2,777,012,355

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	138	Dec 2022	26,792,700	(69,804)	(69,804)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,955,792 or 0.1% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,248,270.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Astera Labs, Inc. Series A	5/17/22	219,082

Astera Labs, Inc. Series B	5/17/22	37,302

Astera Labs, Inc. Series C	8/24/21	360,721

Astera Labs, Inc. Series D	5/17/22	743,614

GaN Systems, Inc. Series F1	11/30/21	97,266

GaN Systems, Inc. Series F2	11/30/21	51,363

GaN Systems, Inc. 0%	11/30/21	268,858

Skyryse, Inc. Series B	10/21/21	935,371

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	78,729,843	733,881,480	753,299,271	581,268	-	-	59,312,052	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	10,066,650	150,215,516	152,147,126	184,614	-	-	8,135,040	0.0%
Total	88,796,493	884,096,996	905,446,397	765,882	-	-	67,447,092

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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